Federal Tax Liability, Penalties and Interest (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Federal Tax Liability, Penalties and Interest
Accrued payroll tax liability	$ 5,850	$ 6,230	$ 5,400